Loans to customers (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 10,441,744	$ 5,874,486
Total not overdue installments percentage	95.70%	96.00%
Total overdue installments	$ 473,709	$ 241,969
Total overdue installments percentage	4.30%	3.90%
Breakdown by maturity	$ 10,915,453	$ 6,116,455
Breakdown by maturity percentage	100.00%	100.00%
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 1,194,270	$ 758,514
Total not overdue installments percentage	10.90%	12.40%
Total overdue installments	$ 156,542	$ 89,590
Total overdue installments percentage	1.40%	1.50%
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 1,005,890	$ 714,740
Total not overdue installments percentage	9.20%	11.70%
Total overdue installments	$ 77,632	$ 44,183
Total overdue installments percentage	0.70%	0.70%
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 1,066,604	$ 579,491
Total not overdue installments percentage	9.80%	9.50%
Total overdue installments	$ 63,641	$ 33,167
Total overdue installments percentage	0.60%	0.50%
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 4,154,984	$ 2,361,344
Total not overdue installments percentage	38.10%	38.60%
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 3,019,996	$ 1,460,397
Total not overdue installments percentage	27.70%	23.90%
Later than three months [member]
IfrsStatementLineItems [Line Items]
Total overdue installments	$ 175,894	$ 75,029
Total overdue installments percentage	1.60%	1.20%